Taxation (Tables)	12 Months Ended
Mar. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended March 31,
	2025	2024	2023
Current income tax expense:
PRC	$-	$-	$99,674
Hong Kong	-	-	126,284
Serbia	-	-	-
True up adjustments for income tax expense for prior years	-	163,556	-
Total current income tax expense	-	163,556	225,958
Deferred income tax (benefit)/expense:
PRC	(114,666)	(203,986)	51,780
Hong Kong	(146,899)	(45,906)	-
Other	(8,937)	-	-
Total deferred income tax (benefit)/expense	(270,502)	(249,892)	51,780
Total income tax (benefit)/expense	$(270,502)	$(86,336)	$277,738

Schedule of Pretax Income by Major Tax Jurisdictions
	For the years ended March 31,
	2025	2024	2023
(Loss)/income before tax
PRC	$(107,958)	$(784,125)	$1,354,266
Hong Kong	(1,193,796)	(647,181)	780,991
Serbia	(59,577)	-	-
Other	(319,636)	49,807	350,633
Total	$(1,680,967)	$(1,381,499)	$2,485,890

Schedule of Reconcilation Between Actuarial Provision for Income Taxes and Statutory Rate

A reconciliation between the Company’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the years ended March 31,
	2025	2024	2023
(Loss)/income before income tax	$(1,680,967)	$(1,381,499)	$2,485,890
PRC statutory tax rate	25%	25%	25%
Computed income tax (benefit)/expense with statutory Enterprise Income Tax rate	(420,242)	(345,375)	621,473
Additional deduction for R&D expenses	(163,510)	(148,630)	(162,618)
Effect of preferential tax rates for PRC subsidiary	76,444	135,991	(209,381)
Effect of preferential tax rates for Hong Kong subsidiary	-	-	(42,736)
Changes in valuation allowance	(29,730)	29,751	202,312
Effect of different tax rates in jurisdictions other than PRC*	305,832	56,280	(39,729)
True up adjustments for income tax expense for prior years**	-	163,556	-
Tax effect of non-taxable income and non-deductible items	(39,296)	22,091	(91,583)
Income tax (benefit)/expense	$(270,502)	$(86,336)	$277,738

*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.

**	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.

Schedule of Deferred Tax Assets

As of March 31, 2025 and 2024, the significant components of the deferred tax assets were summarized below:

	As of March 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	59,949	341,335
Inventory provision allowance	590,581	67,075
Total deferred tax assets	650,530	408,410
Valuation allowance	(91,847)	(121,016)
Deferred tax assets, net	$558,683	$287,394

Schedule of Valuation Allowance of Deferred Tax Assets

The movements of valuation allowance of deferred tax assets are as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$121,016	$90,991
Additions	-	29,751
Reversal	(29,730)	-
Foreign currency translation adjustments	561	274
Balance at end of the year	$91,847	$121,016